Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cash and cash equivalents [abstract]
Cash and deposits	¥ 9,077,428	¥ 6,344,691
Negotiable certificate of deposit and other	3,582,193	2,637,713
Total	¥ 12,659,622	¥ 8,982,404	¥ 9,412,060	¥ 7,516,966